Due Dates of the Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Aggregate Information Material Contractual Obligations and Payments Due
Financial liabilities reported as at December 31, 2021:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2021
Lease liabilities (undiscounted)	2 965	1 057	1 431	477	—
Bank loan	—	—	—	—	—
Pension obligations	53	—	—	—	53
Advances repayable (current and non-current)	6 213	362	616	740	4 495

Total financial liabilities	9 231	1 419	2 047	1 217	4 548

Financial liabilities reported as at December 31, 2020:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2020
Lease liabilities (undiscounted)	4 129	1 306	1 776	955	92
Bank loan	37	37	—	—	—
Pension obligations	614	—	—	—	614
Advances repayable (current and non-current)	4 590	371	542	480	3 197

Total financial liabilities	9 371	1 714	2 319	1 435	3 903